INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2019
Inventories [Abstract]
Schedule of inventory

	2019	2018
		Restated
Work in progress	$342.4	$353.0
Raw materials, supplies and manufactured products	194.6	163.1
	$537.0	$516.1

Inventories recognized as cost of sales during the year ended March 31, 2019 amounted to $523.5 million (2018 – $303.6 million).